Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2017
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Segall Bryant & Hamill Emerging Markets Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Segall Bryant & Hamill Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Segall Bryant & Hamill Emerging Markets Fund (the “Fund” or “Emerging Markets Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUNDS - Sales Charge Schedule” on page 25 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities, primarily common stock, of companies tied economically to emerging markets countries. The Fund’s advisor considers emerging markets countries to be those countries included in the MSCI Emerging Markets Index, which, as of the date of the Fund’s prospectus, consisted of Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. If the countries composing the MSCI Emerging Markets Index change, the Fund’s advisor will similarly adjust its criteria to reflect any such change. The Fund’s advisor considers a company to be tied economically to a particular country if: (i) it is organized under the laws of that country or maintains its principal offices or headquarters in that country; (ii) its securities are principally traded in that country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country, or has at least 50% of its assets in that country. The Fund will allocate its assets among various regions and countries. The Fund may invest in companies of any size market capitalization.

The Fund may purchase equity securities on exchanges where companies are located, and on exchanges other than where companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund may also purchase participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. This type of investment allows the Fund to have exposure to foreign securities without trading directly in the local market. The Fund may use derivatives such as swaps, options, futures, options on futures and P-notes to manage risk inherent in the Fund’s portfolio (e.g., cash flows and currency exposure). The Fund may also enter into forward currency exchange contracts to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it will not enter into such contracts for speculative purposes. Investments in P-notes, exchange-traded funds (“ETFs”) or derivatives, such as swaps, options, futures and options on futures designed to provide exposure to emerging market indices, will be considered equity securities for purposes of meeting the Fund’s 80% investment policy.

The Fund’s advisor uses proprietary quantitative models to evaluate and select countries and securities. The Fund’s advisor evaluates and selects securities based on value, momentum and profitability models. The Fund may engage in active and frequent trading.

The Fund’s advisor generally will sell a security when one or more of the following occurs, among other reasons: 1) the advisor’s estimate of full valuation is realized; 2) the Fund’s position in a company becomes over-weighted due to appreciation; 3) a more attractive stock is identified (in which case a less attractive stock in the portfolio is sold); 4) there is change in a company’s underlying fundamentals; or 5) the Fund requires cash to meet redemption requests.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.

Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in or tied economically to developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

China Risk: Investments in Chinese issuers subject the Fund to risks specific to the China region. Political, social or economic disruptions in China and surrounding countries, even in countries in which the Fund is not invested, may adversely affect security values in China and thus the Fund’s investments. At times, religious, cultural and military disputes within and outside China have caused volatility in the China securities markets and such disputes could adversely affect the value and liquidity of the Fund’s investments. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms. In addition, inflation, currency fluctuations and fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. Each of these risks could increase the Fund’s volatility.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Small-Cap and Mid-Cap Company Risk: The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

ETF Risk: Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Derivatives Risk: Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivative transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Value-Oriented Investment Strategies Risk: Value stocks are those stocks which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Portfolio Turnover Risk: Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of October 31, 2016, 27.4% of the Fund’s assets were invested in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulation of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Management and Strategy Risk: The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Risk of Increase in Expenses: Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual fund operating expenses” in the “Fees and Expenses of the Fund” table in this Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.sbhfunds.com, or by calling the Fund at 1-866-490-4999.

The Fund acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”) on October 30, 2015. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the period prior to October 30, 2015 for the Fund’s Class I shares and Class A shares reflect the performance of the Predecessor Fund’s Class IV shares and Class I shares, respectively. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-490-4999
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (Before Taxes) for Class I Shares (i.e. Predecessor Fund’s Class IV Shares) For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class I
Highest Calendar Quarter Return at NAV	16.71%	Quarter Ended 3/31/2012
Lowest Calendar Quarter Return at NAV	(17.40)%	Quarter Ended 9/30/2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Class I started on June 30, 2011. Class A started on June 30, 2014. The performance figures for Class A include the performance for Class I for the periods prior to the start date of Class A. Class A imposes higher expenses than Class I.

Segall Bryant & Hamill Emerging Markets Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBHEX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.58%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.10%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.48%
One Year	rr_ExpenseExampleYear01	$ 717
Three Years	rr_ExpenseExampleYear03	1,799
Five Years	rr_ExpenseExampleYear05	2,870
Ten Years	rr_ExpenseExampleYear10	$ 5,491
1 Year	rr_AverageAnnualReturnYear01	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Segall Bryant & Hamill Emerging Markets Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBHMX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.33%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.10%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.23%
One Year	rr_ExpenseExampleYear01	$ 125
Three Years	rr_ExpenseExampleYear03	1,228
Five Years	rr_ExpenseExampleYear05	2,323
Ten Years	rr_ExpenseExampleYear10	$ 5,030
Annual Return 2012	rr_AnnualReturn2012	23.09%
Annual Return 2013	rr_AnnualReturn2013	(1.46%)
Annual Return 2014	rr_AnnualReturn2014	(6.55%)
Annual Return 2015	rr_AnnualReturn2015	(14.58%)
Annual Return 2016	rr_AnnualReturn2016	14.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.40%)
1 Year	rr_AverageAnnualReturnYear01	14.11%
3 Years	imst_AverageAnnualReturnYear03	(3.07%)
5 Years	rr_AverageAnnualReturnYear05	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Segall Bryant & Hamill Emerging Markets Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.63%	[3]
3 Years	imst_AverageAnnualReturnYear03	(3.90%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.22%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.05%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[3]
Segall Bryant & Hamill Emerging Markets Fund | After Taxes on Distributions and Sales | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.52%	[3]
3 Years	imst_AverageAnnualReturnYear03	(2.29%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.69%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.64%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[3]
Segall Bryant & Hamill Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.19%
3 Years	imst_AverageAnnualReturnYear03	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Segall Bryant & Hamill International Small Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Segall Bryant & Hamill International Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Segall Bryant & Hamill International Small Cap Fund (the “Fund” or “International Small Cap Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUNDS - Sales Charge Schedule” on page 25 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities, primarily common stock, of small capitalization companies located outside of the United States, including those in emerging markets. The Fund’s advisor considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI EAFE Small Cap Index at the time of purchase. Investments in companies that move above or below the capitalization range of the MSCI EAFE Small Cap Index may continue to be held by the Fund in the Fund advisor’s sole discretion. As of December 31, 2016, the market capitalization of companies included in the MSCI EAFE Small Cap Index was between $100 million and $3 billion. The Fund’s advisor will consider the market capitalization range by country. The Fund’s advisor considers a company to be outside of the United States if: (i) it is organized under the laws of a foreign country or maintains its principal offices or headquarters in a foreign country; (ii) its securities are principally traded in a foreign country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country, or has at least 50% of its assets in a foreign country. The Fund will allocate its assets among various regions and countries including those in emerging markets.

The Fund may purchase equity securities on exchanges where the companies are located, on exchanges other than where companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund may also purchase participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. This type of investment allows the Fund to have exposure to foreign securities without trading directly in the local market. The Fund may use derivatives such as swaps, options, futures, options on futures and P-notes to manage risk inherent in the Fund’s portfolio (e.g., cash flows and currency exposure). The Fund may also enter into forward currency exchange contracts to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it will not enter into such contracts for speculative purposes. Investments in P-notes, exchange-traded funds (“ETFs”) or derivatives, such as such as swaps, options, futures and options on futures, designed to provide exposure to indices comprised of small capitalization companies located outside of the United States, will be considered equity securities for purposes of meeting the Fund’s 80% investment policy.

The Fund’s advisor uses proprietary quantitative models to evaluate and select securities. The Fund’s advisor evaluates and selects securities based on value, momentum and profitability models. The Fund may engage in active and frequent trading.

The Fund’s advisor generally will sell a security when one or more of the following occurs, among other reasons: (1) the Advisor’s estimate of full valuation is realized; (2) the Fund’s position in a company becomes over-weighted due to appreciation; (3) a more attractive stock is identified (in which case a less attractive stock in the portfolio is sold); (4) there is change in a company’s underlying fundamentals; or (5) the Fund requires cash to meet redemption requests.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.

Japan Risk: The growth of Japan's economy has historically lagged behind that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan; however, the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Small-Cap and Mid-Cap Company Risk: The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

ETF Risk: Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Derivatives Risk: Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivative transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Value-Oriented Investment Strategies Risk: Value stocks are those stocks which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Portfolio Turnover Risk: Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Management and Strategy Risk: The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Risk of Increase in Expenses: Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual fund operating expenses” in the “Fees and Expenses of the Fund” table in this Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.sbhfunds.com, or by calling the Fund at 1-866-490-4999.

The Fund acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”) on October 30, 2015. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the period prior to October 30, 2015 for the Fund’s Class I shares and Class A shares reflect the performance of the Predecessor Fund’s Class IV shares and Class I shares, respectively. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-490-4999
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (Before Taxes) for Class I Shares (i.e., Predecessor Fund’s Class IV Shares) For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class I
Highest Calendar Quarter Return at NAV	16.13%	Quarter ended 03/31/2012
Lowest Calendar Quarter Return at NAV	(7.27)%	Quarter ended 06/30/2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Class I started on May 31, 2011. Class A started on June 30, 2014. The performance figures for Class A include the performance for Class I for the periods prior to the start date of Class A. Class A imposes higher expenses than Class I.

Segall Bryant & Hamill International Small Cap Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Amendment Description	dei_AmendmentDescription	SBHSX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.94%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.28%
One Year	rr_ExpenseExampleYear01	$ 698
Three Years	rr_ExpenseExampleYear03	1,118
Five Years	rr_ExpenseExampleYear05	1,564
Ten Years	rr_ExpenseExampleYear10	$ 2,796
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Segall Bryant & Hamill International Small Cap Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Amendment Description	dei_AmendmentDescription	SBSIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.94%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.03%
One Year	rr_ExpenseExampleYear01	$ 105
Three Years	rr_ExpenseExampleYear03	500
Five Years	rr_ExpenseExampleYear05	920
Ten Years	rr_ExpenseExampleYear10	$ 2,092
Annual Return 2012	rr_AnnualReturn2012	24.00%
Annual Return 2013	rr_AnnualReturn2013	32.70%
Annual Return 2014	rr_AnnualReturn2014	(2.51%)
Annual Return 2015	rr_AnnualReturn2015	6.64%
Annual Return 2016	rr_AnnualReturn2016	5.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.27%)
1 Year	rr_AverageAnnualReturnYear01	5.72%
3 Years	imst_AverageAnnualReturnYear03	3.20%
5 Years	rr_AverageAnnualReturnYear05	12.59%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Segall Bryant & Hamill International Small Cap Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.33%	[3]
3 Years	imst_AverageAnnualReturnYear03	2.29%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.52%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[3]
Segall Bryant & Hamill International Small Cap Fund | After Taxes on Distributions and Sales | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.68%	[3]
3 Years	imst_AverageAnnualReturnYear03	2.44%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.96%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[3]
Segall Bryant & Hamill International Small Cap Fund | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.18%
3 Years	imst_AverageAnnualReturnYear03	2.10%
5 Years	rr_AverageAnnualReturnYear05	10.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011

[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.